BASIC AND FULLY DILUTED LOSS PER SHARE (Details) - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [ - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	1,190,172	1,103,782	1,156,769	916,648
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	121,942	121,077	82,126	124,244
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	440,944	364,897	447,436	220,997
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	204,900	199,411
Preferred Stock Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	302,000	302,000	302,000	302,000
Common Stock To Be Issued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	600	300
Preferred Stock Dividends [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Equivalents Outstanding	119,786	116,097	122,907	101,907